Commitments and Contingencies - Charter Hire (Table) (Details) $ in Thousands	Dec. 31, 2017 USD ($)
Minimum Future Charter Revenues for the year ending
2018	$ 115,986
2019	123,113
2020	137,889
2021	127,756
2022	115,917
2023 and thereafter	888,716
Total	$ 1,509,377